Financial Instruments - Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Recurring:
Cash and cash equivalents	$ 219,126	$ 206,339	$ 179,934	$ 166,483
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	141,143
Non-Recurring:
Vessel held for sale		13,250
Long-term debt	(2,368,976)	(1,769,632)
Cross currency swap agreements [Member]
Derivative instruments
Fair value/ Carrying Amount of Assets (Liability)	(25,433)
Carrying Amount [Member] | Level 1 [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents	219,126	206,339
Carrying Amount [Member] | Level 1 [Member] | Public [Member]
Non-Recurring:
Long-term debt	(487,097)	(215,641)
Carrying Amount [Member] | Level 3 [Member] | Recurring [Member]
Recurring:
Contingent consideration		(5,681)
Carrying Amount [Member] | Level 3 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels and equipment		17,979
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Interest rate swaps [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(141,143)	(270,731)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Cross currency swap agreements [Member]
Derivative instruments
Fair value/ Carrying Amount of Assets (Liability)	(25,433)	13,435
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(842)	2,153
Carrying Amount [Member] | Level 2 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessel held for sale		13,250
Vessels and equipment	17,250
Carrying Amount [Member] | Level 2 [Member] | Non-Public [Member]
Non-Recurring:
Long-term debt	(1,881,879)	(1,553,991)
Fair Value [Member] | Level 1 [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents	219,126	206,339
Fair Value [Member] | Level 1 [Member] | Public [Member]
Non-Recurring:
Long-term debt	(496,609)	(221,086)
Fair Value [Member] | Level 3 [Member] | Recurring [Member]
Recurring:
Contingent consideration		(5,681)
Fair Value [Member] | Level 3 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels and equipment		17,979
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Interest rate swaps [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(141,143)	(270,731)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Cross currency swap agreements [Member]
Derivative instruments
Fair value/ Carrying Amount of Assets (Liability)	(25,433)	13,435
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(842)	2,153
Fair Value [Member] | Level 2 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessel held for sale		13,250
Vessels and equipment	17,250
Fair Value [Member] | Level 2 [Member] | Non-Public [Member]
Non-Recurring:
Long-term debt	$ (1,835,218)	$ (1,452,136)